Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2023
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 20 – EARNINGS (LOSS) PER SHARE

	For the year ended December 31,
	2023	2022	2021
Weighted average of the number of ordinary shares used to calculate basic earnings per share (**)	3,161,779	3,161,779	3,161,779

Weighted average of the number of ordinary shares used to calculate diluted earnings per share (**)	3,161,779	3,317,185	3,161,779

The income (loss) used in calculation (in $)	(2,819)	1,798	(153)

(**)	The loss per share was calculated based on the Company’s issued and paid-up share capital on its incorporation date, and despite the fact that in the said years the Company has not yet been incorporated.